Other Provisions - Retirement Benefit Obligation - Disclosure of Unfunded Obligations (Details) - ZAR (R) R in Millions		12 Months Ended
	Oct. 01, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of defined benefit plans [line items]
Retirement benefit obligation		R 251	R 247	R 193
Mponeng operations and related assets
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability (asset)	R 27	0
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Retirement benefit obligation		251	247
Contributions paid		(13)	(12)
Other expenses included in staff costs/current service cost		4	1
Finance costs		27	22
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(14)	16
Current employees
Disclosure of defined benefit plans [line items]
Retirement benefit obligation		99	99
Retired employees
Disclosure of defined benefit plans [line items]
Retirement benefit obligation		R 152	R 148